FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:	7/31/10  (a)
			or fiscal year ending:	/ /  (b)
Is this a transition report? (Y/N):				N
Is this an amendment to a previous filing? (Y/N):		N


1.A) Registrant Name:	Modern Woodmen of America Variable Account
   B) File Number:		811-10497
   C) Telephone Number:	309-786-6481

2.A) Street:			1701 1st Avenue
   B) City: Rock Island	C) State: IL   D) Zip Code:	61201
   E) Foreign Country		Foreign Postal Code

3.  Is this the first filing on this form by the Registrant? (Y/N)	N
4.  Is this the last filing on this form by the Registrant? (Y/N)	N
5.  Is Registrant a small business investment company (SBIC)? (Y/N)	N
6.  Is Registrant a unit investment trust (UIT)? (Y/N)			Y
7.A) Is Registrant a series or multiple portfolio company? (Y/N)	N
  B) How many separate series or portfolios did Registrant have at the end of the period? N/A

UNIT INVESTMENT TRUSTS

111.A)[/] Depositor Name:	Modern Woodmen of America
       B)[/] File Number (If any):
       C)[/] City:	Rock Island	State:	IL	Zip Code:	61201
          [/]  Foreign Country	Foreign Postal Code

112.A)[/] Sponsor Name:
       B)[/] File Number (If any):
       C)[/] City:	State:	Zip Code:
          [/]Foreign Country	Foreign Postal Code

113.A)[/] Trustee Name:
       B)[/] City:	State:	Zip Code:
           [/] Foreign Country	Foreign Postal Code

114.A)[/] Principal Underwriter Name:		MWA Financial Services, Inc.
       B)[/] File Number:	8-53255
       C)[/] City:	Rock Island	State:	IL	Zip Code:	61201
          [/]  Foreign Country	Foreign Postal Code

115.A)[/] Independent Public Accountant Name:	Ernst & Young LLP
       B)[/] City:	Des Moines		State:	IA	Zip Code:	50309-2764
          [/]  Foreign Country	Foreign Postal Code

116. Family of investment companies information:
     A) [/]Is Registrant part of a family of investment companies? (Y/N)	Y
     B) [/]Identify the family in 10 letters:	MODWOODMEN

117.A)[/] Is Registrant a separate account of an insurance company? (Y/N)	Y
If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?:
       B)[/] Variable annuity contracts? (Y/N)			N
       C)[/] Scheduled premium variable life contracts? (Y/N)	N
       D)[/] Flexible premium variable life contracts? (Y/N)	N
       E)[/] Other types of insurance products registered under the
Securities Act of 1933? (Y/N)	N

118. [/]State the number of series existing at the end of the period that had
securities registered under the Securities Act of 1933:	1

119. [/]State the number of new series for which registration statements under
the Securities Act of 1933 became effective during the period:	0

120.[/]State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000s omitted): 0

121. [/]State the number of series for which a current prospectus was in
existence at the end of the period:		1

122. [/]State the number of existing series for which additional units were
registered under the Securities Act of 1933 during the current period:	0

123. [/]State the total value of the additional units considered in answering item 122 ($000s omitted): $ 0

124. [/]State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
series)($000s omitted):	$ 0

125. [/]State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrants principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
of all series of Registrant ($000s omitted)	$ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrants units (include the sales loads, if any, collected on units of a prior series placed
in the portfolio of a subsequent series) ($000s omitted)	$ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):




				#of Series	Total Assets      Total Income
				Investing	($000s omitted)	  Distributions
				($000s omitted)

A.  US Treasury direct issue
B.  US Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
     debt of brokers' or dealers' parent
F.  All other corporate interm & long-
     term debt
G.  All other corporate short-term debt
H.  Equity securities of brokers or
      dealers or parents of brokers or
      dealers
I.  Investment company equity securities
J.  All other equity securities			0		0		0
K.  Other securities
L.  Total assets of all series of registrant	0		0		0

128. [/]Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrants series at the end of the current period
insured or guaranteed by an entity other than the issuer? (Y/N)	N
[If answer is N (No), go to item 131.]

129. [/]Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
period? (Y/N) N/A	[If answer is N (No), go to item 131.)

130. [/]In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) N/A

131. Total expenses incurred by all series of Registrant during the current
reporting period ($000s omitted)	$ 0

132. [/]List the 811 (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing: None
811-_______     811-_______    811-_______     811-_______     811-_______

811-_______     811-_______    811-_______     811-_______     811-_______

811-_______     811-_______    811-_______     811-_______     811-_______

811-_______     811-_______    811-_______     811-_______     811-_______

811-_______     811-_______    811-_______     811-_______     811-_______

811-_______     811-_______    811-_______     811-_______     811-_______

811-_______     811-_______    811-_______     811-_______     811-_______

811-_______     811-_______    811-_______     811-_______     811-_______

133.	If the Registrant has divested itself of securities in accordance with
Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

A.  Name of the issuer;    N/A

B.  Exchange ticker symbol;    N/A

C.  CUSIP number;    N/A

D.  Total number of shares or, for debt securities,
	principal amount divested;    N/A

E.  Date(s) that the securities were divested; and    N/A

F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or,
for debt securities, principal amount held on the date of filing.    N/A

This item 133 shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of that Act.


This report is signed on behalf of the registrant (or depositor or trustee).


City of:Rock Island State of:Illinois   Date:8/17/2010

/s/ W. Kenny Massey

By W.Kenny Massey, President and Director:

/s/ Denis P. Prior

Witness Denis P. Prior, National Secretary and Director: